Investment Instruments - Detail of Financial Instruments Measured at FVOCI (Detail) $ in Millions	Dec. 31, 2018 CLP ($)
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	$ 2,657,154
Financial instruments at amortized cost	198,923
IFRS9 [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	2,657,154
Financial instruments at amortized cost	198,923
Total	2,856,077
IFRS9 [member] | Time deposits in local banks [member] | Other Chilean securities [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	185,501
Total	185,501
IFRS9 [member] | Chilean mortgage finance bonds[member] | Other Chilean securities [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	50
Total	50
IFRS9 [member] | Other local investments [member] | Other Chilean securities [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	5,979
Total	5,979
IFRS9 [member] | Foreign government and central bank instruments [member] | Securities issued abroad [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	769,693
Financial instruments at amortized cost	198,923
Total	968,616
IFRS9 [member] | Other foreign investments [member] | Securities issued abroad [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	332,560
Total	332,560
IFRS9 [member] | Chilean corporate bonds [member] | Unquoted Securities In Active Markets [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	4,909
Total	4,909
IFRS9 [member] | Other Financial Instruments [member] | Unquoted Securities In Active Markets [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	6,378
Total	6,378
IFRS9 [member] | Chilean Central Bank and Government Securities [member] | Chilean Central Bank Securities [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	411,431
Total	411,431
IFRS9 [member] | Chilean Central Bank and Government Securities [member] | Chilean treasury bonds[member]
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	913,041
Total	913,041
IFRS9 [member] | Chilean Central Bank and Government Securities [member] | Other government securities [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	27,612
Total	$ 27,612